Share Capital - Summary of Share Premium (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Classes Of Share premium [Line Items]
Share premium	$ 314,218,626	$ 88,873,188
Costs attributable to the issuance of shares in connection with the business combination	(59,332,184)
Cost of Shares Earnouts	(75,550,455)
Swvl Inc. shareholders [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	88,873,188
SPAC shareholders [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	32,332,406
Convertible Notes [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	145,952,505
PIPE investors [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	39,663,603
Recapitalization costs [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	139,609,424
Other shares [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	2,670,139
Total share premuim [Member]
Disclosure Of Classes Of Share premium [Line Items]
Share premium	$ 449,101,265